Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital		Receivables from shareholders		Share premium	Accumulated Other Comprehensive Income	Merger reserve	Capital reserve	Statutory reserve	Retained profits	Total
Balance at Dec. 31, 2021	$ 10	[1],[2]	$ (10)	[1],[2]	$ 1,667	$ 1,924	$ 1	$ 2,291	$ 247	$ 39,265	$ 45,395
Profit and total comprehensive income for the year						(4,555)				11,853	7,298
Balance at Dec. 31, 2022	10	[1],[2]	(10)	[1],[2]	1,667	(2,631)	1	2,291	247	51,118	52,693
Issuance of new shares	6		(3,200)		3,194
Profit and total comprehensive income for the year						(1,152)				11,501	10,349
Balance at Dec. 31, 2023	16		(3,210)		4,861	(3,783)	1	2,291	247	62,619	63,042
Issuance of new shares	2				6,884						6,886
Profit and total comprehensive income for the year						(1,912)				2,088	176
Balance at Dec. 31, 2024	$ 18		$ (3,210)		$ 11,745	$ (5,695)	$ 1	$ 2,291	$ 247	$ 64,707	$ 70,104

[1]	Giving retroactive effect to the subdivision of shares effected on September 27, 2023 (Note 19).
[2]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 10, 2023 (Note 19).